FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
21.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group's financial assets measured at fair value on a recurring basis as of December 31, 2011 and 2012 consists of available-for-sale securities as set out in Note 6 based on level 1 input because the Group used the quoted prices for identical instruments traded in active markets to value the investments.

The following table summarizes the Group's financial assets measured and recorded at fair value on recurring basis as of December 31, 2011, and 2012, respectively:

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of December 31, 2011
Assets:
Available-for-sale investments	17,648	-	-	17,648

Total assets at fair value	17,648	-	-	17,648

As of December 31, 2012
Assets:
Available-for-sale investments	15,575	-	-	15,575

Total assets at fair value	15,575	-	-	15,575

Measured at fair value on a non-recurring basis

The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the "cost," "income approach-excess earnings" and "with & without" valuation methods. These purchased assets and liabilities are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group's assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

The Group measured the intangible assets at fair value on a nonrecurring basis as results of the impairment loss of RMB5,901 recognized in 2012, as set out in Note 10. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments (Note 11). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate. There was no impairment for the years ended December 31, 2010, 2011 and 2012.